Leases (Schedule of Future Minimum Lease Payments) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
2022	$ 1,813
2023	1,597
2024	1,235
2025	1,011
After 2026	4,090
Total operating lease payments	9,746
Less: imputed interest	(558)
Total operating lease liabilities	$ 9,188	$ 10,095